Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Central Index Key	0001789972
Entity Registrant Name	CULLINAN THERAPEUTICS, INC.